Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65
Increased match rate of employer investment in qualified defined contribution plan	$ 1.00
Match rate of employee investment in qualified defined contribution plan	1.00
Accumulated benefit obligation for pension plan	663,700,000	575,200,000
Defined benefit pension plan percentage of assumption for next year	6.90%
Defined benefit pension plan percentage of assumption for postretirement medical plan assets	4.49%
Minimum required outstanding par value to each issue of bonds	250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Common stock held by the plan	792,607	778,500
Qualified pension plan, under funded	40,500,000
Non-qualified pension plan, under funded	53,700,000
Qualified pension plan, over funded		12,200,000
Non-qualified pension plan liabilities, offset		52,300,000
Non-Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	3,800,000	4,500,000
Expected pension contribution	9,000,000
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	1,300,000	1,300,000
Employee investment in qualified defined contribution plan	1.00
Employer investment in qualified defined contribution plan	0.50
Percentage of employer investment in qualified defined contribution plan, pre-tax	6.00%
Total number of allocated shares held by the ESOP	11,082,431
Contributions made by FHN through the flexible benefits plan	$ 17,100,000	$ 18,300,000	$ 18,300,000
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation to equitities	47.50%	57.50%
Cash Equivalents [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	52.50%	42.50%